Long-term financial assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets (Notes 17 and 31)	$ 81,633	$ 73,156
Long-term investments (Note 31)	19,354	22,612
Long-term receivables	18,093	20,623
Long-term derivative financial instruments (Note 31)	33,578	40,178
Long-term financial assets	$ 152,658	$ 156,569